Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 91	$ 98	$ 121
2020	82
2021	79
2022	78
2023	66
2024	$ 57
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years